December 31, 2000                      .  Pacific Select Fund

                                       .  Pacific Select Exec
                                          Separate Account of
                                          Pacific Life Insurance Company





                          Annual
                             Reports


                                                                  PACIFIC SELECT

                               TABLE OF CONTENTS

        PACIFIC SELECT FUND
        Chairman's Letter................................................... A-1

        Performance Discussion.............................................. A-2

        Independent Auditors' Report........................................ B-1

        Financial Statements:

          Statements of Assets and Liabilities.............................. B-2

          Statements of Operations.......................................... B-5

          Statements of Changes in Net Assets............................... B-8

        Financial Highlights................................................ C-1

        Schedules of Investments and Notes.................................. D-1

        Notes to Financial Statements....................................... E-1

        Special Meetings of Shareholders.................................... F-1


        PACIFIC SELECT EXEC SEPARATE ACCOUNT

        Chairman's Letter................................................... G-1

        Independent Auditors' Report........................................ H-1

        Financial Statements:

          Statement of Assets and Liabilities............................... H-2

          Statement of Operations........................................... H-5

          Statement of Changes in Net Assets................................ H-8

        Notes to Financial Statements....................................... I-1

Dear Pacific Life Variable Universal Life Insurance Policy Owner:

 We are pleased to share with you the 2000 Annual Report of the Pacific Select Exec Separate Account ("Separate Account") of Pacific Life Insurance Company ("Pacific Life").

 The Separate Account supports your Pacific Life Variable Universal Life Insurance Policy ("the Policy"). The Separate Account is divided into subaccounts, called Variable Accounts.

 If you have any questions, please contact your Registered Representative, or call Pacific Life's Marketing Department at our toll free number 1-800-800-7681.

Sincerely,

/s/ THOMAS C. SUTTON

Thomas C. Sutton
Chairman and Chief Executive Officer
Pacific Life Insurance Company

                         INDEPENDENT AUDITORS' REPORT

The Board of Directors
Pacific Life Insurance Company:

 We have audited the accompanying statement of assets and liabilities of Pacific Select Exec Separate Account (the "Separate Account") (comprised of the Aggressive Equity, Emerging Markets, Diversified Research, Small-Cap Equity, International Large-Cap, Equity, I-Net Tollkeeper, Multi-Strategy, Equity Income, Strategic Value, Growth LT, Focused 30, Mid-Cap Value, Equity Index, Small-Cap Index, REIT, International Value, Government Securities, Managed Bond, Money Market, High Yield Bond, Large-Cap Value, Variable Account I, Variable Account II, Variable Account III, and Variable Account IV Variable Accounts) as of December 31, 2000 and the related statement of operations for the year then ended (as to the Diversified Research, International Large-Cap, I-Net Tollkeeper, Strategic Value and Focused 30 Variable Accounts, for each of the periods from commencement of operations through December 31, 2000) and statement of changes in net assets for each of the two years in the period then ended (as to the Mid-Cap Value, Small-Cap Index, REIT and Large-Cap Value Variable Accounts, for the year ended December 31, 2000 and for each of the periods from commencement of operations through December 31, 1999, and as to the Diversified Research, International Large-Cap, I-Net Tollkeeper, Strategic Value, and Focused 30 Variable Accounts, for each of the periods from commencement of operations through December 31, 2000). These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

 We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

 In our opinion, such financial statements present fairly, in all material respects, the financial position of each of the respective Variable Accounts constituting Pacific Select Exec Separate Account as of December 31, 2000 and the results of their operations and the changes in their net assets for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Costa Mesa, California
February 6, 2001

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2000
(In thousands)

                         Aggressive Emerging Diversified  Small-Cap  International            I-Net     Multi-   Equity
                           Equity   Markets   Research     Equity      Large-Cap    Equity  Tollkeeper Strategy  Income
                          Variable  Variable  Variable    Variable     Variable    Variable  Variable  Variable Variable
                          Account   Account    Account   Account (1)    Account    Account   Account   Account  Account
                         ------------------------------------------------------------------------------------------------
ASSETS

Investments:
 Aggressive Equity
 Portfolio..............  $35,882
 Emerging Markets
 Portfolio..............            $21,137
 Diversified Research
 Portfolio..............                       $5,939
 Small-Cap Equity
 Portfolio (1) .........                                  $239,998
 International Large-Cap
 Portfolio..............                                                $20,321
 Equity Portfolio.......                                                           $64,261
 I-Net Tollkeeper
 Portfolio..............                                                                      $5,428
 Multi-Strategy
 Portfolio..............                                                                               $157,104
 Equity Income
 Portfolio..............                                                                                        $222,967

Receivables:

 Due from Pacific Life
 Insurance Company......       39        15                                            172        24         47
 Fund shares redeemed...                          291           19          253                                       37
                         ------------------------------------------------------------------------------------------------
Total Assets............   35,921    21,152     6,230      240,017       20,574     64,433     5,452    157,151  223,004
                         ------------------------------------------------------------------------------------------------

LIABILITIES
Payables:
 Due to Pacific Life
 Insurance Company......                          291           19          258                                       37
 Fund shares purchased..       39        15                                            172        32         47
                         ------------------------------------------------------------------------------------------------
Total Liabilities.......       39        15       291           19          258        172        32         47       37
                         ------------------------------------------------------------------------------------------------
NET ASSETS..............  $35,882   $21,137    $5,939     $239,998      $20,316    $64,261    $5,420   $157,104 $222,967
                         ------------------------------------------------------------------------------------------------
Shares Owned in each
Portfolio...............    3,238     3,139       540       11,325        2,591      2,460       800     10,205    9,505
                         ------------------------------------------------------------------------------------------------
Cost of Investments.....  $42,926   $28,766    $5,926     $306,981      $22,104    $82,101    $7,665   $156,374 $227,421
                         ------------------------------------------------------------------------------------------------

(1) Formerly named Growth Portfolio and Growth Variable Account.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 2000
(In thousands)

                         Strategic  Growth             Mid-Cap   Equity  Small-Cap          International Government
                           Value      LT    Focused 30  Value    Index     Index     REIT       Value     Securities
                         Variable  Variable  Variable  Variable Variable Variable  Variable   Variable     Variable
                          Account  Account   Account   Account  Account   Account  Account   Account (1)   Account
                         -------------------------------------------------------------------------------------------
ASSETS

Investments:
 Strategic Value
 Portfolio..............   $879
 Growth LT Portfolio....           $480,944
 Focused 30 Portfolio...                      $1,105
 Mid-Cap Value
 Portfolio..............                               $23,499
 Equity Index Portfolio.                                        $449,400
 Small-Cap Index
 Portfolio..............                                                  $16,172
 REIT Portfolio.........                                                           $13,231
 International Value
 Portfolio (1) .........                                                                      $208,380
 Government Securities
 Portfolio..............                                                                                   $31,466

Receivables:

 Due from Pacific Life
 Insurance Company......                           2       106       186       96       44                       4
 Fund shares redeemed...                499                                                         63
                         -------------------------------------------------------------------------------------------
Total Assets............    879     481,443    1,107    23,605   449,586   16,268   13,275     208,443      31,470
                         -------------------------------------------------------------------------------------------

LIABILITIES
Payables:
 Due to Pacific Life
 Insurance Company......                499                                                         63
 Fund shares purchased..                           2       106       186       96       44                       4
                         -------------------------------------------------------------------------------------------
Total Liabilities.......                499        2       106       186       96       44          63           4
                         -------------------------------------------------------------------------------------------
NET ASSETS..............   $879    $480,944   $1,105   $23,499  $449,400  $16,172  $13,231    $208,380     $31,466
                         -------------------------------------------------------------------------------------------
Shares Owned in each
Portfolio...............     90      15,364      134     1,821    13,171    1,453    1,082      13,139       2,948
                         -------------------------------------------------------------------------------------------
Cost of Investments.....   $890    $488,298   $1,256   $21,488  $395,037  $17,437  $12,201    $216,468     $30,840
                         -------------------------------------------------------------------------------------------

(1) Formerly named International Portfolio and International Variable Account.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 2000
(In thousands)

                         Managed   Money   HighYield Large-Cap
                           Bond    Market    Bond      Value   Variable Variable Variable Variable
                         Variable Variable Variable  Variable  Account  Account  Account  Account
                         Account  Account   Account   Account     I        II      III       IV
                         -------------------------------------------------------------------------
ASSETS

Investments:
 Managed Bond Portfolio. $165,061
 Money Market Portfolio.          $202,545
 High Yield Bond
 Portfolio..............                    $42,516
 Large-Cap Value
 Portfolio..............                              $23,077
 Brandes International
 Equity Portfolio.......                                       $23,748
 Turner Core Growth
 Portfolio..............                                                $13,102
 Frontier Capital
 Appreciation Portfolio.                                                         $14,594
 Clifton U.S. Equity
 Portfolio (1)..........                                                                   $7,823

Receivables:
 Due from Pacific Life
 Insurance Company......      264    2,269       29       107       23        4       11        1
                         -------------------------------------------------------------------------
Total Assets............  165,325  204,814   42,545    23,184   23,771   13,106   14,605    7,824
                         -------------------------------------------------------------------------

LIABILITIES
Payables:
 Fund shares purchased..      264    2,269       29       107       23        4       11        1
                         -------------------------------------------------------------------------
Total Liabilities.......      264    2,269       29       107       23        4       11        1
                         -------------------------------------------------------------------------
NET ASSETS.............. $165,061 $202,545  $42,516   $23,077  $23,748  $13,102  $14,594   $7,823
                         -------------------------------------------------------------------------
Shares Owned in each
Portfolio...............   15,260   20,074    5,524     1,832    1,588      746      846      479
                         -------------------------------------------------------------------------
Cost of Investments..... $164,249 $202,967  $46,893   $22,237  $23,185  $16,753  $18,615   $9,207
                         -------------------------------------------------------------------------

(1)  Formerly named Enhanced U.S. Equity Portfolio.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2000
(In thousands)

                             Aggressive Emerging  Diversified  Small-Cap  International              I-Net     Multi-    Equity
                               Equity   Markets    Research     Equity      Large-Cap    Equity   Tollkeeper  Strategy   Income
                              Variable  Variable   Variable    Variable     Variable    Variable   Variable   Variable  Variable
                              Account   Account   Account (1) Account (2)  Account (1)  Account   Account (1) Account   Account
                             ---------------------------------------------------------------------------------------------------
INVESTMENT INCOME

 Dividends................     $1,226        $12      $16       $22,131          $17      $4,305              $15,492    $20,983
                             ---------------------------------------------------------------------------------------------------
Net Investment
Income....................      1,226         12       16        22,131           17       4,305               15,492     20,983
                             ---------------------------------------------------------------------------------------------------

NET REALIZED AND
UNREALIZED
GAIN (LOSS) ON
INVESTMENTS
 Net realized gain
 (loss) from
 security
 transactions.............      1,368      2,174       33        37,014         (899)      4,154       ($39)    1,836      6,806
 Net unrealized
 appreciation
 (depreciation)
 on investments...........    (11,733)   (12,692)      13      (130,859)      (1,783)    (28,706)    (2,237)  (16,234)   (43,571)
                             ---------------------------------------------------------------------------------------------------
Net Realized and
Unrealized Gain
(Loss)
on Investments............    (10,365)   (10,518)      46       (93,845)      (2,682)    (24,552)    (2,276)  (14,398)   (36,765)
                             ---------------------------------------------------------------------------------------------------
NET INCREASE
(DECREASE) IN NET
ASSETS RESULTING
FROM OPERATIONS...........    ($9,139)  ($10,506)     $62      ($71,714)     ($2,665)   ($20,247)   ($2,276)   $1,094   ($15,782)
                             ---------------------------------------------------------------------------------------------------

(1) Operations commenced during 2000 (see Note 1 to Financial Statements).

(2) Formerly named Growth Variable Account.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF OPERATIONS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2000
(In thousands)

                              Strategic                         Mid-Cap   Equity   Small-Cap          International Government
                                Value    Growth LT  Focused 30   Value    Index      Index     REIT       Value     Securities
                              Variable   Variable    Variable   Variable Variable  Variable  Variable   Variable     Variable
                             Account (1)  Account   Account (1) Account  Account    Account  Account   Account (2)   Account
                             -------------------------------------------------------------------------------------------------
INVESTMENT INCOME

 Dividends................        $1       $86,293        $5       $192    $9,274      $240     $406      $6,503      $1,405
                             -------------------------------------------------------------------------------------------------
Net Investment Income.....         1        86,293         5        192     9,274       240      406       6,503       1,405
                             -------------------------------------------------------------------------------------------------

NET REALIZED AND
UNREALIZED GAIN (LOSS)
ON INVESTMENTS
 Net realized gain
 (loss) from security
 transactions.............                  54,726        (4)     1,064    27,250       (19)     537       3,605        (359)
 Net unrealized
 appreciation
 (depreciation)
 on investments...........       (11)     (277,267)     (150)     1,946   (81,837)   (1,931)   1,170     (35,319)      1,794
                             -------------------------------------------------------------------------------------------------
Net Realized and
Unrealized Gain (Loss)
on Investments............       (11)     (222,541)     (154)     3,010   (54,587)   (1,950)   1,707     (31,714)      1,435
                             -------------------------------------------------------------------------------------------------
NET INCREASE
(DECREASE) IN NET
ASSETS RESULTING FROM
OPERATIONS................      ($10)    ($136,248)    ($149)    $3,202  ($45,313)  ($1,710)  $2,113    ($25,211)     $2,840
                             -------------------------------------------------------------------------------------------------

(1) Operations commenced during 2000 (see Note 1 to Financial Statements).

(2) Formerly named International Variable Account.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF OPERATIONS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2000
(In thousands)

                             Managed    Money   High Yield Large-Cap
                               Bond     Market     Bond      Value   Variable Variable  Variable  Variable
                             Variable  Variable  Variable  Variable  Account  Account   Account   Account
                             Account   Account   Account    Account     I        II       III        IV
                             -----------------------------------------------------------------------------
INVESTMENT INCOME

 Dividends..................  $8,482    $9,399    $4,404      $217    $1,858   $1,826    $3,567    $1,054
                             -----------------------------------------------------------------------------
Net Investment Income.......   8,482     9,399     4,404       217     1,858    1,826     3,567     1,054
                             -----------------------------------------------------------------------------

NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
 Net realized gain (loss)
 from security transactions.    (737)      245    (4,022)      785       305    1,170     1,545       318
 Net unrealized
 appreciation (depreciation)
 on investments.............   7,338      (175)   (2,080)      781      (879)  (6,036)   (6,187)   (2,074)
                             -----------------------------------------------------------------------------
Net Realized and Unrealized
Gain (Loss)
on Investments..............   6,601        70    (6,102)    1,566      (574)  (4,866)   (4,642)   (1,756)
                             -----------------------------------------------------------------------------
NET INCREASE (DECREASE)
IN NET ASSETS
RESULTING FROM OPERATIONS... $15,083    $9,469   ($1,698)   $1,783    $1,284  ($3,040)  ($1,075)    ($702)
                             -----------------------------------------------------------------------------

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2000
(In thousands)

                                   Aggressive Emerging  Diversified  Small-Cap   International
                                     Equity   Markets    Research      Equity      Large-Cap
                                    Variable  Variable   Variable     Variable     Variable
                                    Account   Account   Account (1) Account (2)  Account (1)
                                   ------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS

 Net investment
 income.......................       $1,226       $12        $16       $22,131          $17
 Net realized gain
 (loss) from
 security
 transactions.................        1,368     2,174         33        37,014         (899)
 Net unrealized
 appreciation (depreciation)
 on investments...............      (11,733)  (12,692)        13      (130,859)      (1,783)
                                   ------------------------------------------------------------
Net Increase
(Decrease) in Net
Assets
Resulting from
Operations....................       (9,139)  (10,506)        62       (71,714)      (2,665)
                                   ------------------------------------------------------------

INCREASE (DECREASE)
IN NET ASSETS
FROM POLICY
TRANSACTIONS
 Transfer of net
 premiums.....................        9,760     5,600        834        38,899        4,114
 Transfers between
 variable accounts,
 net..........................        6,623     8,725      5,218        16,628       20,341
 Transfers--policy
 charges and
 deductions...................       (2,604)   (1,542)      (157)      (14,915)        (794)
 Transfers--
 surrenders...................         (944)     (570)        (3)      (12,744)        (114)
 Transfers--other.............         (849)     (480)       (15)       (5,225)        (566)
                                   ------------------------------------------------------------
Net Increase in Net
Assets
Derived from Policy
Transactions..................       11,986    11,733      5,877        22,643       22,981
                                   ------------------------------------------------------------
NET INCREASE
(DECREASE) IN NET
ASSETS........................        2,847     1,227      5,939       (49,071)      20,316
                                   ------------------------------------------------------------
NET ASSETS
 Beginning of Year............       33,035    19,910                  289,069
                                   ------------------------------------------------------------
 End of Year..................      $35,882   $21,137     $5,939      $239,998      $20,316
                                   ------------------------------------------------------------

                                                I-Net       Multi-     Equity
                                    Equity    Tollkeeper   Strategy    Income
                                   Variable    Variable    Variable   Variable
                                   Account   Account (1)   Account    Account
                                   ----------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS

 Net investment
 income.......................      $4,305                  $15,492    $20,983
 Net realized gain
 (loss) from
 security
 transactions.................       4,154        ($39)       1,836      6,806
 Net unrealized
 appreciation (depreciation)
 on investments...............     (28,706)     (2,237)     (16,234)   (43,571)
                                   ----------------------------------------------
Net Increase
(Decrease) in Net
Assets
Resulting from
Operations....................     (20,247)     (2,276)       1,094    (15,782)
                                   ----------------------------------------------

INCREASE (DECREASE)
IN NET ASSETS
FROM POLICY
TRANSACTIONS
 Transfer of net
 premiums.....................      17,220       1,210       15,754     33,109
 Transfers between
 variable accounts,
 net..........................      14,858       7,035       (1,013)     1,768
 Transfers--policy
 charges and
 deductions...................      (4,462)       (272)      (6,614)   (11,919)
 Transfers--
 surrenders...................      (1,490)        (13)      (2,799)    (6,034)
 Transfers--other.............      (1,217)       (264)      (1,215)    (3,641)
                                   ----------------------------------------------
Net Increase in Net
Assets
Derived from Policy
Transactions..................      24,909       7,696        4,113     13,283
                                   ----------------------------------------------
NET INCREASE
(DECREASE) IN NET
ASSETS........................       4,662       5,420        5,207     (2,499)
                                   ----------------------------------------------

NET ASSETS
 Beginning of Year............      59,599                  151,897    225,466
                                   ----------------------------------------------
 End of Year..................     $64,261      $5,420     $157,104   $222,967
                                   ----------------------------------------------

(1) Operations commenced during 2000 (see Note 1 to Financial Statements).

(2) Formerly named Growth Variable Account.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2000
(In thousands)

                                    Strategic   Growth               Mid-Cap    Equity
                                      Value       LT     Focused 30   Value     Index
                                    Variable   Variable   Variable   Variable  Variable
                                   Account (1) Account   Account (1) Account   Account
                                   ------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS

 Net investment income.........         $1      $86,293        $5       $192     $9,274
 Net realized gain
 (loss) from
 security transactions.........                  54,726        (4)     1,064     27,250
 Net unrealized
 appreciation (depreciation)
 on investments................        (11)    (277,267)     (150)     1,946    (81,837)
                                   ------------------------------------------------------
Net Increase (Decrease)
in Net Assets
Resulting from
Operations.....................        (10)    (136,248)     (149)     3,202    (45,313)
                                   ------------------------------------------------------

INCREASE (DECREASE) IN
NET ASSETS
FROM POLICY TRANSACTIONS
 Transfer of net
 premiums......................         52       84,921        43      4,295     92,486
 Transfers between
 variable accounts, net........        861       55,046     1,263     12,071     13,565
 Transfers--policy
 charges and deductions........         (8)     (30,926)      (18)    (1,042)   (26,801)
 Transfers--surrenders.........                 (17,105)                 (54)   (13,558)
 Transfers--other..............        (16)     (11,190)      (34)      (181)    (5,544)
                                   ------------------------------------------------------
Net Increase in Net
Assets
Derived from Policy
Transactions...................        889       80,746     1,254     15,089     60,148
                                   ------------------------------------------------------
NET INCREASE (DECREASE)
IN NET ASSETS..................        879      (55,502)    1,105     18,291     14,835
                                   ------------------------------------------------------

NET ASSETS
 Beginning of Year.............                 536,446                5,208    434,565
                                   ------------------------------------------------------
 End of Year...................       $879     $480,944    $1,105    $23,499   $449,400
                                   ------------------------------------------------------

                                   Small-Cap           International  Government
                                     Index      REIT       Value      Securities
                                   Variable   Variable   Variable      Variable
                                    Account   Account   Account (2)    Account
                                   ----------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS

 Net investment income.........        $240      $406     $6,503        $1,405
 Net realized gain
 (loss) from
 security transactions.........         (19)      537      3,605          (359)
 Net unrealized
 appreciation (depreciation)
 on investments................      (1,931)    1,170    (35,319)        1,794
                                   ----------------------------------------------
Net Increase (Decrease)
in Net Assets
Resulting from
Operations.....................      (1,710)    2,113    (25,211)        2,840
                                   ----------------------------------------------

INCREASE (DECREASE) IN
NET ASSETS
FROM POLICY TRANSACTIONS
 Transfer of net
 premiums......................       4,652     1,931     36,625         4,994
 Transfers between
 variable accounts, net........       8,085     7,479      2,733         4,631
 Transfers--policy
 charges and deductions........        (868)     (517)   (11,035)       (1,531)
 Transfers--surrenders.........        (122)     (251)    (6,805)       (1,229)
 Transfers--other..............        (291)     (167)    (3,276)         (457)
                                   ----------------------------------------------
Net Increase in Net
Assets
Derived from Policy
Transactions...................      11,456     8,475     18,242         6,408
                                   ----------------------------------------------
NET INCREASE (DECREASE)
IN NET ASSETS..................       9,746    10,588     (6,969)        9,248
                                   ----------------------------------------------

NET ASSETS
 Beginning of Year.............       6,426     2,643    215,349        22,218
                                   ----------------------------------------------
 End of Year...................     $16,172   $13,231   $208,380       $31,466
                                   ----------------------------------------------

(1) Operations commenced during 2000 (see Note 1 to Financial Statements).

(2) Formerly named International Variable Account.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2000
(In thousands)

                                    Managed    Money    High Yield Large-Cap
                                      Bond     Market      Bond      Value   Variable  Variable  Variable  Variable
                                    Variable  Variable   Variable  Variable  Account   Account   Account   Account
                                    Account   Account    Account    Account     I         II       III        IV
                                    -------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
 Net investment income............    $8,482    $9,399    $4,404       $217   $1,858    $1,826    $3,567    $1,054
 Net realized gain (loss) from
 security transactions............      (737)      245    (4,022)       785      305     1,170     1,545       318
 Net unrealized
 appreciation (depreciation)
 on investments...................     7,338      (175)   (2,080)       781     (879)   (6,036)   (6,187)   (2,074)
                                    -------------------------------------------------------------------------------
Net Increase (Decrease) in Net
Assets
Resulting from Operations.........    15,083     9,469    (1,698)     1,783    1,284    (3,040)   (1,075)     (702)
                                    -------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
FROM POLICY TRANSACTIONS
 Transfer of net premiums.........    20,167   316,982     8,079      5,067    4,882     3,857     3,548     1,298
 Transfers between variable
 accounts, net....................    26,330  (220,717)   (7,770)    12,710    9,591    (7,257)    5,683     2,156
 Transfers--policy charges and
 deductions.......................    (6,394)  (15,498)   (2,543)    (1,110)    (902)     (716)     (713)     (336)
 Transfers--surrenders............    (3,001)  (10,933)   (1,322)      (186)    (636)     (917)     (793)     (515)
 Transfers--other.................    (1,321)   (7,804)     (262)      (565)    (398)     (447)     (519)      (83)
                                    -------------------------------------------------------------------------------
Net Increase (Decrease) in Net
Assets
Derived from Policy Transactions..    35,781    62,030    (3,818)    15,916   12,537    (5,480)    7,206     2,520
                                    -------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
ASSETS............................    50,864    71,499    (5,516)    17,699   13,821    (8,520)    6,131     1,818
                                    -------------------------------------------------------------------------------
NET ASSETS
 Beginning of Year................   114,197   131,046    48,032      5,378    9,927    21,622     8,463     6,005
                                    -------------------------------------------------------------------------------
 End of Year......................  $165,061  $202,545   $42,516    $23,077  $23,748   $13,102   $14,594    $7,823
                                    -------------------------------------------------------------------------------

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1999
(In thousands)

                                     Aggressive   Emerging    Small-Cap                 Multi-      Equity
                                       Equity     Markets      Equity       Equity     Strategy     Income
                                      Variable    Variable    Variable     Variable    Variable    Variable
                                      Account     Account    Account (1)   Account     Account     Account
                                     ------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
 Net investment income.............    $2,297         $60      $24,357      $2,430      $12,175     $18,449
 Net realized gain (loss) from
 security transactions.............       835        (293)      17,437       1,715        1,903       8,208
 Net unrealized appreciation
 (depreciation) on investments.....     3,261       6,681       51,373       8,860       (4,391)     (1,356)
                                     ------------------------------------------------------------------------
Net Increase (Decrease) in Net
Assets Resulting from Operations..      6,393       6,448       93,167      13,005        9,687      25,301
                                     ------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
FROM POLICY TRANSACTIONS
 Transfer of net premiums..........     6,178       3,315       31,800       7,890       13,459      27,427
 Transfers between variable
 accounts, net (3).................     4,792       1,415      (11,434)     23,369        5,169       7,886
 Transfers--policy charges and
 deductions........................    (1,517)       (908)     (11,435)     (2,031)      (6,081)    (10,117)
 Transfers--surrenders (3).........      (633)       (553)      (8,959)       (577)      (3,028)    (10,670)
 Transfers--other (3)..............        56         121       (3,740)       (123)      (1,307)     (2,228)
                                     ------------------------------------------------------------------------
Net Increase (Decrease) in Net
Assets Derived from Policy
Transactions.......................     8,876       3,390       (3,768)     28,528        8,212      12,298
                                     ------------------------------------------------------------------------
NET INCREASE IN NET ASSETS.........    15,269       9,838       89,399      41,533       17,899      37,599
                                     ------------------------------------------------------------------------
NET ASSETS
 Beginning of Year.................    17,766      10,072      199,670      18,066      133,998     187,867
                                     ------------------------------------------------------------------------
 End of Year.......................   $33,035     $19,910     $289,069     $59,599     $151,897    $225,466
                                     ------------------------------------------------------------------------
                                      Growth     Mid-Cap       Equity    Small-Cap
                                        LT        Value        Index       Index          REIT
                                     Variable    Variable     Variable    Variable      Variable
                                     Account    Account (2)   Account    Account (2)   Account (2)
                                     -------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
 Net investment income............    $24,658         $10       $5,600         $95          $82
 Net realized gain (loss) from
 security transactions............     25,696         (70)      16,677          37          (15)
 Net unrealized appreciation
 (depreciation) on investments....    195,153          66       45,834         667         (140)
                                     -------------------------------------------------------------
Net Increase (Decrease) in Net
Assets Resulting from Operations..    245,507           6       68,111         799          (73)
                                     -------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
FROM POLICY TRANSACTIONS
 Transfer of net premiums.........     46,518       1,020       69,793       1,576          327
 Transfers between variable
 accounts, net (3)................     51,856       4,405       34,183       4,252        2,476
 Transfers--policy charges and
 deductions.......................    (16,923)       (151)     (19,242)       (168)         (65)
 Transfers--surrenders (3)........    (13,700)        (23)     (18,106)         (8)         (13)
 Transfers--other (3).............     (4,089)        (49)      (3,361)        (25)          (9)
                                     -------------------------------------------------------------
Net Increase (Decrease) in Net
Assets
Derived from Policy Transactions..     63,662       5,202       63,267       5,627        2,716
                                     -------------------------------------------------------------
NET INCREASE IN NET ASSETS........    309,169       5,208      131,378       6,426        2,643
                                     -------------------------------------------------------------
NET ASSETS
 Beginning of Year................    227,277                  303,187
                                     -------------------------------------------------------------
 End of Year......................   $536,446      $5,208     $434,565      $6,426       $2,643
                                     -------------------------------------------------------------

(1) Formerly named Growth Variable Account.

(2) Operations commenced on January 8, 1999 for the Mid-Cap Value and Small-Cap Index Variable Accounts and on January 19, 1999 for the REIT Variable Account.

(3) Amounts have been reclassified to conform with current year presentation.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 1999
(In thousands)

                                     International Government Managed    Money    High Yield
                                         Value     Securities   Bond     Market      Bond
                                       Variable     Variable  Variable  Variable   Variable
                                      Account (1)   Account   Account   Account    Account
                                     --------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
 Net investment income.............      $7,401      $1,278     $8,539    $4,600    $3,845
 Net realized gain (loss) from
 security transactions.............       8,072           9        353       259    (1,968)
 Net unrealized appreciation
 (depreciation) on investments.....      23,374      (1,640)   (10,865)     (137)     (533)
                                     --------------------------------------------------------
Net Increase (Decrease) in Net
Assets Resulting from Operations..       38,847        (353)    (1,973)    4,722     1,344
                                     --------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
FROM POLICY TRANSACTIONS
 Transfer of net premiums..........      29,734       3,788     15,623   255,115     9,673
 Transfers between variable
 accounts, net (3).................       6,433       4,897      6,358  (176,515)   (1,919)
 Transfers--policy charges and
 deductions........................      (8,874)     (1,057)    (4,945)   (9,879)   (2,496)
 Transfers--surrenders (3).........      (7,341)     (2,246)    (2,536)   (8,550)   (1,409)
 Transfers--other (3)..............        (590)         40       (194)   (2,954)     (531)
                                     --------------------------------------------------------
Net Increase (Decrease) in Net
Assets
Derived from Policy Transactions..       19,362       5,422     14,306    57,217     3,318
                                     --------------------------------------------------------
NET INCREASE IN NET ASSETS........       58,209       5,069     12,333    61,939     4,662
                                     --------------------------------------------------------
NET ASSETS
 Beginning of Year.................     157,140      17,149    101,864    69,107    43,370
                                     --------------------------------------------------------
 End of Year.......................    $215,349     $22,218   $114,197  $131,046   $48,032
                                     --------------------------------------------------------
                                      Large-Cap
                                        Value     Variable  Variable   Variable   Variable
                                      Variable    Account   Account    Account    Account
                                     Account (2)     I         II        III         IV
                                     -------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
 Net investment income.............       $20        $312    $1,181       $243       $474
 Net realized gain (loss) from
 security transactions.............        29         254       277        224        646
 Net unrealized appreciation
 (depreciation) on investments.....        58       1,374     1,904      1,903        141
                                     -------------------------------------------------------
Net Increase (Decrease) in Net
Assets Resulting from Operations..        107       1,940     3,362      2,370      1,261
                                     -------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
FROM POLICY TRANSACTIONS
 Transfer of net premiums..........       915       1,409     1,432      1,411        885
 Transfers between variable
 accounts, net (3).................     4,593       5,357    14,362      1,264       (595)
 Transfers--policy charges and
 deductions........................      (177)       (234)     (290)      (327)      (259)
 Transfers--surrenders (3).........        (3)        (45)     (171)      (592)      (251)
 Transfers--other (3)..............       (57)        (22)      (21)      (115)       (22)
                                     -------------------------------------------------------
Net Increase (Decrease) in Net
Assets
Derived from Policy Transactions..      5,271       6,465    15,312      1,641       (242)
                                     -------------------------------------------------------
NET INCREASE IN NET ASSETS........      5,378       8,405    18,674      4,011      1,019
                                     -------------------------------------------------------
NET ASSETS
 Beginning of Year.................                 1,522     2,948      4,452      4,986
                                     -------------------------------------------------------
 End of Year.......................    $5,378      $9,927   $21,622     $8,463     $6,005
                                     -------------------------------------------------------

(1) Formerly named International Variable Account.

(2) Operations commenced on January 8, 1999 for the Large-Cap Value Variable Account.

(3) Amounts have been reclassified to conform with current year presentation.

See Notes to Financial Statements

                     PACIFIC SELECT EXEC SEPARATE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS


1. SIGNIFICANT ACCOUNTING POLICIES

 The Pacific Select Exec Separate Account (the "Separate Account") is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and is comprised of twenty-six subaccounts called Variable
Accounts: the Aggressive Equity, Emerging Markets, Diversified Research, Small-Cap Equity (formerly Growth), International Large-Cap, Equity, I-Net Tollkeeper, Multi-Strategy, Equity Income, Strategic Value, Growth LT, Focused 30, Mid-Cap Value, Equity Index, Small-Cap Index, REIT, International Value (formerly International), Government Securities, Managed Bond, Money Market, High Yield Bond, and Large-Cap Value Variable Accounts, and Variable Account I, Variable Account II, Variable Account III and Variable Account IV as of December 31, 2000. The assets in each of the first twenty-two Variable Accounts are invested in shares of the corresponding portfolios of Pacific Select Fund and the last four Variable Accounts (I-IV) are invested in the Brandes International Equity, Turner Core Growth, Frontier Capital Appreciation, and Clifton Enhanced U.S. Equity (formerly Enhanced U.S. Equity) Portfolios, respectively, which are all portfolios of M Fund, Inc. (collectively, the "Funds"). Each portfolio pursues different investment objectives and policies. The financial statements of the Funds, including the schedules of investments, are either included in Sections B through E of this report or provided separately and should be read in conjunction with the Separate Account's financial statements.

 The Separate Account has organized and registered with the Securities and Exchange Commission five new Variable Accounts during 2000: the Diversified Research, International Large-Cap, I-Net Tollkeeper, Strategic Value and Focused 30 Variable Accounts. The International Large-Cap Variable Account commenced operations on January 3, 2000, the Diversified Research Variable Account commenced operations on January 4, 2000, the I-Net Tollkeeper Variable Account commenced operations on May 1, 2000, and the Strategic Value and Focused 30 Variable Accounts commenced operations on October 2, 2000.

 On September 22, 2000, the net assets of the Pacific Select Fund Bond and Income Portfolio, the underlying portfolio for the Bond and Income Variable Account, were transferred to the Pacific Select Fund Managed Bond Portfolio (the "reorganization"). In connection with the reorganization, a total of 657,265 outstanding accumulation units (valued at $8,510,243) of the Bond and Income Variable Account were exchanged for 326,731 accumulation units with equal value of the Managed Bond Variable Account.

 The Separate Account was established by Pacific Life Insurance Company ("Pacific Life") on May 12, 1988 and commenced operations on November 22, 1988. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Pacific Life. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by Pacific Life, but the obligations of the Separate Account, including benefits related to variable life insurance, are obligations of Pacific Life.

 The Separate Account held by Pacific Life represents funds from individual flexible premium variable life policies. The assets of the Separate Account are carried at market value.

 The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America for investment companies which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

 A. Valuation of Investments

 Investments in shares of the Funds are valued at the reported net asset values of the respective portfolios. Valuation of securities held by the Funds is discussed in the notes to their financial statements.

 B. Security Transactions and Investment Income

 Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date.

 C. Federal Income Taxes

 The operations of the Separate Account will be reported on the Federal income tax return of Pacific Life, which is taxed as a life insurance company under the provisions of the Tax Reform Act of 1986. Under current tax law, no Federal income taxes are expected to be paid by Pacific Life with respect to the operations of the Separate Account.

2. DIVIDENDS

 During 2000, the Funds declared dividends for each portfolio, except for the I-Net Tollkeeper Portfolio, invested by the Separate Account. The amounts accrued by the Separate Account for its share of the dividends were reinvested in additional full and fractional shares of the related portfolios.

3. CHARGES AND EXPENSES

 With respect to variable life insurance policies funded by the Separate Account, Pacific Life makes certain deductions from premiums for sales load and state premium taxes before amounts are allocated to the Separate Account. Pacific Life also makes certain deductions from the net assets of each Variable Account for the mortality and expense risks Pacific Life assumes, administrative expenses, cost of insurance, charges for optional benefits and any sales and underwriting surrender charges. The operating expenses of the Separate Account are paid by Pacific Life.

4. RELATED PARTY AGREEMENT

 Pacific Select Distributors, Inc. (formerly Pacific Mutual Distributors, Inc.), a wholly-owned subsidiary of Pacific Life, serves as principal underwriter of variable life insurance policies funded by interests in the Separate Account, without remuneration from the Separate Account.

                     PACIFIC SELECT EXEC SEPARATE ACCOUNT
                   NOTES TO FINANCIAL STATEMENTS (Continued)

5. SEPARATE ACCOUNT'S COST OF INVESTMENTS IN THE FUNDS' SHARES

 The investment in the Funds' shares are carried at identified cost, which represents the amount available for investment (including reinvested distributions of net investment income and realized gains). A reconciliation of total cost and market value of the Separate Account's investments in the Funds as of December 31, 2000 were as follows (amounts in thousands):

                                                           Variable Accounts
                           --------------------------------------------------------------------------------------
                            Aggressive Emerging   Diversified  Small-Cap  International               I-Net
                              Equity   Markets   Research (1)  Equity (2) Large-Cap (1)  Equity   Tollkeeper (1)
                           --------------------------------------------------------------------------------------
Total cost of
 investments at
 beginning of year           $28,345   $14,846                 $225,194                 $48,734
Add: Total net proceeds
 from policy
 transactions                 60,859    25,937      $9,196      253,529     $33,905      45,282       $7,945
  Reinvested
   distributions from the
 Funds:
  (a) Net investment
      income                                12          16        1,635          17           4
  (b) Net realized gain        1,226                             20,496                   4,301
                            ---------------------------------------------------------------------------------------
          Sub-Total           90,430    40,795       9,212      500,854      33,922      98,321        7,945
Less: Cost of
 investments disposed
 during the year              47,504    12,029       3,286      193,873      11,818      16,220          280
                            ---------------------------------------------------------------------------------------
Total cost of
 investments at end of
 year                         42,926    28,766       5,926      306,981      22,104      82,101        7,665
Add: Unrealized
 appreciation
 (depreciation)               (7,044)   (7,629)         13      (66,983)     (1,783)    (17,840)      (2,237)
                            ---------------------------------------------------------------------------------------
Total market value of
 investments at end of
 year                        $35,882   $21,137      $5,939     $239,998     $20,321     $64,261       $5,428
                            ---------------------------------------------------------------------------------------

                              Multi-    Equity     Strategic     Growth      Focused    Mid-Cap       Equity
                             Strategy   Income     Value (1)       LT        30 (1)      Value        Index
                            ---------------------------------------------------------------------------------------
Total cost of
 investments at
 beginning of year          $134,934  $186,348                 $266,532                  $5,142     $298,365
Add: Total net proceeds
 from policy
 transactions                 12,955    32,019        $893      167,633      $1,344      28,091      109,031
 Reinvested
 distributions from the
 Funds:
  (a) Net investment
      income                   4,104     1,968           1        2,938           5          79        4,352
  (b) Net realized gain       11,388    19,015                   83,355                     113        4,922
                            ---------------------------------------------------------------------------------------
          Sub-Total          163,381   239,350         894      520,458       1,349      33,425      416,670
Less: Cost of
 investments disposed
 during the year               7,007    11,929           4       32,160          93      11,937       21,633
                            ---------------------------------------------------------------------------------------
Total cost of
 investments at end of
 year                        156,374   227,421         890      488,298       1,256      21,488      395,037
Add: Unrealized
 appreciation
 (depreciation)                  730    (4,454)        (11)      (7,354)       (151)      2,011       54,363
                            ---------------------------------------------------------------------------------------
Total market value of
 investments at end of
 year                       $157,104  $222,967        $879     $480,944      $1,105     $23,499     $449,400
                            ---------------------------------------------------------------------------------------

                            Small-Cap            International Government                Money      High Yield
                              Index      REIT      Value (2)   Securities Managed Bond   Market        Bond
                            ---------------------------------------------------------------------------------------
Total cost of
 investments at
 beginning of year            $5,759    $2,783    $188,119      $23,386    $120,723    $131,293      $50,328
Add: Total net proceeds
 from policy
 transactions                 22,251    26,537      78,426       13,983      63,553     566,949       27,410
 Reinvested
 distributions from the
 Funds:
  (a) Net investment
      income                     175       402         305        1,405       8,482       9,399        4,404
  (b) Net realized gain           65         4       6,198
                             --------------------------------------------------------------------------------------
          Sub-Total           28,250    29,726     273,048       38,774     192,758     707,641       82,142
Less: Cost of
 investments disposed
 during the year              10,813    17,525      56,580        7,934      28,509     504,674       35,249
                             --------------------------------------------------------------------------------------
Total cost of
 investments at end of
 year                         17,437    12,201     216,468       30,840     164,249     202,967       46,893
Add: Unrealized
 appreciation
 (depreciation)               (1,265)    1,030      (8,088)         626         812        (422)      (4,377)
                             --------------------------------------------------------------------------------------
Total market value of
 investments at end of
 year                        $16,172   $13,231    $208,380      $31,466    $165,061    $202,545      $42,516
                             --------------------------------------------------------------------------------------

                            Large-Cap
                              Value       I           II          III          IV
                            --------------------------------------------------------
Total cost of
 investments at
 beginning of year            $5,320    $8,485     $19,237       $6,298      $5,315
Add: Total net proceeds
 from policy
 transactions                 27,909    13,560      22,199       29,655       4,398
 Reinvested
 distributions from the
 Funds:
  (a) Net investment
      income                     149     1,656       1,701        3,247         889
  (b) Net realized gain           68       202         125          320         165
                            --------------------------------------------------------
          Sub-Total           33,446    23,903      43,262       39,520      10,767
Less: Cost of
 investments disposed
 during the year              11,209       718      26,509       20,905       1,560
                            --------------------------------------------------------
Total cost of
 investments at end of
 year                         22,237    23,185      16,753       18,615       9,207
Add: Unrealized
 appreciation
 (depreciation)                  840       563      (3,651)      (4,021)     (1,384)
                            --------------------------------------------------------
Total market value of
 investments at end of
 year                        $23,077   $23,748     $13,102      $14,594      $7,823
                            --------------------------------------------------------

-------------------
(1) Operations commenced during 2000 (See Note 1 to Financial Statements).

(2) Small-Cap Equity was formerly named Growth and International Value was formerly named International.

                      PACIFIC SELECT EXEC SEPARATE ACCOUNT
                   NOTES TO FINANCIAL STATEMENTS (Continued)


6. TRANSACTIONS IN SEPARATE ACCOUNT UNITS AND SELECTED ACCUMULATION UNIT ** INFORMATION

 Transactions in Separate Account units for the year ended December 31, 2000 and the selected accumulation unit information as of December 31, 2000 were as follows (units in thousands):

                                                            Variable Accounts
                            ----------------------------------------------------------------------------------
                            Aggressive Emerging  Diversified  Small-Cap  International              I-Net
                              Equity   Markets  Research (1)  Equity (2) Large-Cap (1) Equity   Tollkeeper (1)
                            ----------------------------------------------------------------------------------
Total units outstanding
 at beginning of year          2,034     1,835                   4,960                   2,878
Increase (decrease) in
 units resulting from
 policy transactions:
 (a) Transfer of net
  premiums                       653       598         73          597         463         883         131
 (b) Transfers between
  variable accounts, net         398       879        465          255       2,292         757         727
 (c) Transfers--policy
  charges and deductions        (175)     (167)       (14)        (229)        (89)       (228)        (31)
 (d) Transfers--
  surrenders                     (64)      (62)                   (196)        (13)        (78)         (2)
 (e) Transfers--other            (48)      (55)        (2)         (79)        (64)        (65)        (25)
                            ----------------------------------------------------------------------------------
          Sub-Total              764     1,193        522          348       2,589       1,269         800
                            ----------------------------------------------------------------------------------
Total units outstanding
 at end of year                2,798     3,028        522        5,308       2,589       4,147         800
                            ----------------------------------------------------------------------------------

Accumulation Unit Value:
 At beginning of year         $16.24    $10.85     $10.00       $58.28      $10.00      $20.71      $10.00
 At end of year               $12.82     $6.98     $11.38       $45.22       $7.85      $15.50       $6.78
                              Multi-    Equity    Strategic     Growth      Focused    Mid-Cap      Equity
                             Strategy   Income    Value (1)       LT           30 (1)   Value       Index
                            ----------------------------------------------------------------------------------
Total units outstanding
 at beginning of year          4,129     4,401                   8,447                     504       8,532
Increase (decrease) in
 units resulting from
 policy transactions:
 (a) Transfer of net
  premiums                       420       659          5        1,379           5         372       1,865
 (b) Transfers between
  variable accounts, net         (27)       36         87          811         134       1,057         255
 (c) Transfers--policy
  charges and deductions        (176)     (236)        (1)        (499)         (2)        (90)       (540)
 (d) Transfers--
  surrenders                     (75)     (120)                   (271)                     (5)       (274)
 (e) Transfers--other            (32)      (75)        (1)        (194)         (3)        (19)       (110)
                            ----------------------------------------------------------------------------------
          Sub-Total              110       264         90        1,226         134       1,315       1,196
                            ----------------------------------------------------------------------------------
Total units outstanding
 at end of year                4,239     4,665         90        9,673         134       1,819       9,728
                            ----------------------------------------------------------------------------------

Accumulation Unit Value:
 At beginning of year         $36.79    $51.24     $10.00       $63.51      $10.00      $10.34      $50.93
 At end of year               $37.06    $47.80      $9.78       $49.72       $8.26      $12.92      $46.20
                            Small-Cap           International Government                Money     High Yield
                              Index      REIT     Value (2)   Securities Managed Bond  Market        Bond
                            ----------------------------------------------------------------------------------
Total units outstanding
 at beginning of year            547       265      8,016          955       4,684       7,384       1,720
Increase (decrease) in
 units resulting from
 policy transactions:
 (a) Transfer of net
  premiums                       358       163      1,467          198         782      17,195         294
 (b) Transfers between
  variable accounts, net         622       646        119          184       1,020     (11,973)       (282)
 (c) Transfers--policy
  charges and deductions         (67)      (43)      (443)         (61)       (248)       (841)        (93)
 (d) Transfers--
  surrenders                      (9)      (20)      (272)         (49)       (116)       (593)        (48)
 (e) Transfers--other            (22)      (13)      (133)         (18)        (51)       (423)        (10)
                            ----------------------------------------------------------------------------------
          Sub-Total              882       733        738          254       1,387       3,365        (139)
                            ----------------------------------------------------------------------------------
Total units outstanding
 at end of year                1,429       998      8,754        1,209       6,071      10,749       1,581
                            ----------------------------------------------------------------------------------

Accumulation Unit Value:
 At beginning of year         $11.74     $9.99     $26.87       $23.27      $24.38      $17.75      $27.92
 At end of year               $11.32    $13.26     $23.80       $26.03      $27.19      $18.84      $26.89

-------------------
** Accumulation Unit: unit of measure used to calculate the value of a Policy Owner's interest in a Variable Account during the accumulation period.

(1) Operations commenced during 2000 (See Note 1 to Financial Statements).

(2) Small-Cap Equity was formerly named Growth and International Value was formerly named International.

                      PACIFIC SELECT EXEC SEPARATE ACCOUNT
                   NOTES TO FINANCIAL STATEMENTS (Continued)

                                        Variable Accounts
                            --------------------------------------------
                              Large-Cap
                                Value     I       II     III      IV
                            --------------------------------------------
Total units outstanding at
 beginning of year                494      565     878     452     291
Increase (decrease) in units
 resulting from policy
 transactions:
 (a) Transfer of net premiums     428      276     155     169      67
 (b) Transfers between
  variable accounts, net        1,074      560    (349)    200     111
 (c) Transfers--policy
  charges and deductions          (94)     (52)    (28)    (34)    (17)
 (d) Transfers--surrenders        (16)     (37)    (37)    (37)    (27)
 (e) Transfers--other             (46)     (24)    (20)    (26)     (4)
                            --------------------------------------------
          Sub-Total             1,346      723    (279)    272     130
                            --------------------------------------------
Total units outstanding at
 end of year                    1,840    1,288     599     724     421
                            --------------------------------------------

Accumulation Unit Value:
 At beginning of year          $10.88   $17.58  $24.62  $18.72  $20.64
 At end of year                $12.54   $18.44  $21.88  $20.16  $18.58

Annual Reports
as of December 31, 2000

 .  Pacific Select Fund

 .  Pacific Select Exec
   Separate Account of
   Pacific Life Insurance Company



Accountants
Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626

Counsel
Dechert
1775 Eye Street, N.W.
Washington, D.C. 20006-2401


                                          Pacific Life Insurance Company
                                          Client Services Department
                                          700 Newport Center Drive
                                          P.O. Box 7500
                                          Newport Beach, California 92658-7500

                                          ADDRESS SERVICE REQUESTED

Form No. 15-17463-11